TRADE RECEIVABLES (Details)	Mar. 31, 2023	Dec. 31, 2022
Customer A [Member]
Total trade receivables percent	17.20%	10.90%
Customer B [Member]
Total trade receivables percent	12.90%	9.90%
Customer C [Member]
Total trade receivables percent	10.50%	(0.00%)
Customer D [Member]
Total trade receivables percent	10.10%	3.80%
Customer E [Member]
Total trade receivables percent	1.00%	19.50%
Customer F [Member]
Total trade receivables percent	2.20%	16.60%